Financial Instruments - Summary of Offsetting Other Financial Assets and Trade Payable and Other Liabilities (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of offsetting of financial assets liabilities [abstract]
Gross amounts of recognized other financial assets	₨ 165,985	₨ 162,252
Gross amounts of recognized financial liabilities set off in the balance sheet	(6,448)	(4,899)
Net amounts of recognized other financial assets presented in the balance sheet	159,537	157,353
Gross amounts of recognized trade payables and other payables	75,634	71,580
Gross amounts of recognized financial liabilities set off in the balance sheet	(6,448)	(4,899)
Net amounts of recognized trade payables and other payables presented in the balance sheet	₨ 69,186	₨ 66,681